INVENTORY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Exploration and Evaluation [Line Items]
Ore in stockpiles and on leach pads	$ 7,614	$ 12,492
Work-in-process	778	3,059
Finished goods	896	984
Materials and supplies	2,099	0
Total inventory	11,387	16,535
Cost of inventories recognized as expense during period	52,900	28,900
Ruby Hill And Lone Tree
Exploration and Evaluation [Line Items]
Inventory write-down	9,900	6,400
Granite Creek
Exploration and Evaluation [Line Items]
Inventory write-down	$ 9,900	$ 6,400